Accounts Receivable and Contract Assets - Schedule of Accounts Receivables and Contract Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accounts Receivable, after Allowance for Credit Loss, Current [Abstract]
Accounts receivables	$ 1,968	$ 3,553
Contract assets	292	710
Total	$ 2,260	$ 4,263